Contingent liabilities, commitments and guarantees (Tables)	6 Months Ended
Jun. 30, 2020
Contingent liabilities, commitments and guarantees
Schedule of contingent liabilities, commitments and guarantees arising from the banking business

	At 30 June	At 31 Dec
	2020	2019
	£m	£m

Contingent liabilities
Acceptances and endorsements	141	74
Other:
Other items serving as direct credit substitutes	370	366
Performance bonds and other transaction-related contingencies	2,157	2,454
	2,527	2,820
Total contingent liabilities	2,668	2,894

Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	—
Forward asset purchases and forward deposits placed	170	189

Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	14,166	12,684
Other commitments and guarantees	90,755	85,735
	104,921	98,419
1 year or over original maturity	32,916	34,945
Total commitments and guarantees	138,008	133,553